Prospectus Supplement	March 17, 2026

Eventide High Dividend ETF

NYSE Arca Ticker: ELCV

(the “Fund”)

The information in this Supplement amends certain information contained in the Fund’s currently effective Prospectus dated September 1, 2025.

Effective April 1, 2026, Reginald Smith, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund. Accordingly, the following revisions to the Prospectus are effective April 1, 2026:

1.	The following information replaces the section in the Fund’s Prospectus entitled “Fund Summary: Eventide High Dividend ETF – Portfolio Manager”:

Portfolio Managers: Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Reginald Smith, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund and are primarily responsible for the day-to-day management of the Fund portfolio. Ms. Bamford is the Lead Portfolio Manager of the Fund. Ms. Bamford has served the Fund in this capacity since the Fund commenced operations in September 2024, and Mr. Smith has served the Fund as a Co-Portfolio Manager since April 2026.

2.	The paragraph under the heading “Management of the Fund - Portfolio Manager” of the Fund’s Prospectus is amended as follows:

Dolores S. Bamford, CFA, and Reginald Smith are the Portfolio Managers of the Fund and are responsible for the day-to-day management of the Fund. Ms. Bamford is the Lead Portfolio Manager of the Fund.

3.	The following paragraph in the section of the Fund’s Prospectus entitled “Management of the Fund - Portfolio Manager” is added as follows:

Reginald Smith

Reginald Smith serves as a Portfolio Manager and Senior Research Analyst for Eventide. He is primarily responsible for evaluating and monitoring new and existing investment opportunities, with a focus on energy, utilities, power, and renewables. Prior to joining Eventide in 2020, Mr.

PROSPECTUS SUPPLEMENT

Smith spent five years at Johnson Controls. He spent the beginning of Summer of 2019 at Marathon Capital, an investment bank in clean energy, and the second half of his summer at Eventide evaluating renewable energy investments. Mr. Smith holds an MBA with High Distinction from Harvard Business School and a bachelor’s and master’s degree in Mechanical Engineering from Drexel University.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, dated September 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (877) 771-EVEN or (877) 771-3836, or by writing to the Fund at 1 International Place, Suite 4210, Boston, MA 02110.

Please retain this Supplement for future reference.

EVENTIDE ____________________________________________________________________________________________________ 2

Statement of Additional Information Supplement	March 17, 2026

Eventide High Dividend ETF

NYSE Arca Ticker: ELCV

(the “Fund”)

This information supplements certain information contained in the Fund’s currently effective Statement of Additional Information (“SAI”) dated September 1, 2025.

Effective April 1, 2026, Reginald Smith, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund. Accordingly, the following revisions to the Statement of Additional Information are effective April 1, 2026:

1.	The following information replaces the section in the Fund’s SAI entitled “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGER”:

Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Reginald Smith, Portfolio Manager and Senior Research Analyst of the Adviser, serve as the Portfolio Managers of the Fund and are primarily responsible for the day-to-day management of the Fund. Ms. Bamford is the Lead Portfolio Manager of the Fund.

2.	The following information is added after the current table to the section in the Fund’s SAI entitled “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGER - Other Accounts Under Management”:

As of February 28, 2026, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by the Fund’s portfolio managers were as follows:

Other Accounts Managed by Reginald Smith[1]	Total Number of Other Accounts Managed/Total Assets
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0

 1 As of February 28, 2026.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

3.	The following information is added to the section in the Fund’s SAI entitled “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGER – Ownership of Fund Shares”:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. Smith[1]	$10,001 - $50,000

1 As of February 28, 2026.

4.	The following information is added to the section in the Fund’s SAI entitled “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGER - Compensation”:

Mr. Smith is compensated by the Adviser via a fixed base salary; bonuses and incentives based on both objective and subjective performance criteria; and participation in a revenue sharing plan sponsored by the Adviser. Mr. Smith receives additional compensation at the discretion of the Adviser. Mr. Smith also receives employee benefits, including, but not limited to, health care, insurance benefits, and access to a 401(k) plan sponsored by the Adviser.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, dated September 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (877) 771-EVEN or (877) 771-3836, or by writing to the Fund at 1 International Place, Suite 4210, Boston, MA 02110.

Please retain this Supplement for future reference.

EVENTIDE ____________________________________________________________________________________________________ 2

Summary Prospectus Supplement	March 17, 2026

Eventide High Dividend ETF

NYSE Arca Ticker: ELCV

(the “Fund”)

This information in this Supplement amends certain information contained in the Fund’s currently effective Summary Prospectus dated September 1, 2025.

Effective April 1, 2026, Reginald Smith, Portfolio Manager and Senior Research Analyst of Eventide Asset Management, LLC (the “Adviser”), serves as a Co-Portfolio Manager of the Fund. Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, continues to serve as the Lead Portfolio Manager of the Fund.

Accordingly, effective April 1, 2026, the following information replaces the section in the Fund’s Prospectus entitled “Fund Summary: Eventide High Dividend ETF – Portfolio Manager”:

Portfolio Managers: Dolores S. Bamford, CFA, Co-Chief Investment Officer and Senior Portfolio Manager of the Adviser, and Reginal Smith, Portfolio Manager and Senior Research Analyst of the Adviser, serve as Portfolio Managers of the Fund and are primarily responsible for the day-to-day management of the Fund portfolio. Ms. Bamford is the Lead Portfolio Manager of the Fund. Ms. Bamford has served the Fund in this capacity since the Fund commenced operations in September 2024, and Mr. Smith has served the Fund as a Co-Portfolio Manager since April 2026.

* * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, dated September 1, 2025, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (877) 771-EVEN or (877) 771-3836, or by writing to the Fund at 1 International Place, Suite 4210, Boston, MA 02110.

Please retain this Supplement for future reference.